Derivatives - (Gains and Losses) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Gains and (Losses) on Derivative Instruments
Total	$ (9.2)	$ 19.5	$ (9.7)	$ 127.3
Utility cost of gas
Gains and (Losses) on Derivative Instruments
Recorded to income	(3.2)	5.5	(2.1)	50.1
Gas costs
Gains and (Losses) on Derivative Instruments
Recorded to regulatory assets	$ (6.0)	$ 14.0	$ (7.6)	$ 77.2